Property Plant And Equipment	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Property, Plant and Equipment

Note 9 Property, Plant and Equipment

TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2015 and 2014 were as follows:

	Useful Lives
December 31,	(Years)	2015	2014
(Dollars in thousands)
Land	N/A	$54,567	$52,946
Buildings	5-40	506,486	480,028
Leasehold and land improvements	1-30	1,137,414	1,130,468
Cable and wire	15-35	1,688,606	1,628,782
Network and switching equipment	5-13	2,278,425	2,239,176
Cell site equipment	7-25	3,382,743	3,284,993
Office furniture and equipment	3-10	586,975	634,853
Other operating assets and equipment	3-12	205,132	204,625
System development	1-7	1,459,437	1,319,930
Work in process	N/A	220,276	218,243
		11,520,061	11,194,044
Accumulated depreciation and amortization		(7,755,584)	(7,347,919)
		$3,764,477	$3,846,125

Depreciation and amortization expense totaled $810.5 million, $797.6 million and $984.4 million in 2015, 2014 and 2013, respectively.  In 2015, 2014 and 2013, (Gain) loss on asset disposals, net included charges of $22.2 million, $26.5 million and $30.8 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.